HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-145655      HV-3739 – Group Variable Annuity Contracts [Rescission Product]

Supplement dated July 21, 2010 to your Prospectus

SUB-ADVISER CHANGE

HARTFORD SMALL COMPANY HLS FUND – CLASS IA

Effective immediately, in the section entitled “The Funds”, under the Investment Objective table, the information for the Hartford Small Company HLS Fund is deleted and replaced with the following:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Advisor
Hartford Series Fund, Inc.
Hartford Small Company HLS Fund – Class IA	Seeks growth of capital.	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.